Investments - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about investment property [line items]
Other Non-Operating Expense	$ 300,000
Currency risk [member]
Disclosure of detailed information about investment property [line items]
Risk exposure associated with instruments	0
Other price risk [member]
Disclosure of detailed information about investment property [line items]
Risk exposure associated with instruments	$ 0
Bottom of range [member] | Time deposits denominated with a contractual maturity of less than 365 days [member]
Disclosure of detailed information about investment property [line items]
Interest rates on time deposits	0.22%	0.27%
Bottom of range [member] | Time deposits with a contractual maturity of more than 365 days [member]
Disclosure of detailed information about investment property [line items]
Interest rates on time deposits	0.60%	1.20%
Top of range [member] | Time deposits denominated with a contractual maturity of less than 365 days [member]
Disclosure of detailed information about investment property [line items]
Interest rates on time deposits	4.25%	4.38%
Top of range [member] | Time deposits with a contractual maturity of more than 365 days [member]
Disclosure of detailed information about investment property [line items]
Interest rates on time deposits	2.41%	4.25%
Bottom of range Bonds with semiannual interest payment [member]
Disclosure of detailed information about investment property [line items]
Semiannual interest payment, interest rates	0.15%	0.21%
Top of range Bonds with semiannual interest payment [member]
Disclosure of detailed information about investment property [line items]
Semiannual interest payment, interest rates	5.75%	3.32%